Risk Management (Details) - Schedule of classification of relief measures - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of classification of relief measures [Abstract]
Fogape loans	$ 1,331,940	$ 2,076,119
Fogape Reactiva	876,698
Payment holiday	7,877,036	9,098,028
Payment holiday – current	104	734,986
Payment holiday - expired	$ 7,876,932	$ 8,363,042